Document And Entity Information	Aug. 10, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Aug. 10, 2021
Entity Registrant Name	Recro Pharma, Inc.
Entity Central Index Key	0001588972
Entity Emerging Growth Company	false
Entity File Number	001-36329
Entity Incorporation, State or Country Code	PA
Entity Tax Identification Number	26-1523233
Entity Address, Address Line One	1 E. Uwchlan Ave, Suite 112
Entity Address, City or Town	Exton
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19341
City Area Code	770
Local Phone Number	534-8239
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01
Trading Symbol	REPH
Security Exchange Name	NASDAQ
Amendment Description	As previously reported in a Current Report on Form 8-K, filed with the SEC on August 13, 2021 (the “Original Report”), Recro Pharma, Inc. (the “Company”) entered into a Unit Purchase Agreement (the “Purchase Agreement”) by and among the Company, IriSys, LLC, a California limited liability company (“IriSys”), IriSys, Inc., a California corporation (“IriSys Parent”), Continent Pharmaceuticals U.S., Inc., a Delaware corporation, and EPS Americas Corp., a Delaware corporation (collectively, the “Sellers”), and IriSys Parent, in its capacity as the representative of the Sellers, pursuant to which the Company agreed to purchase 100% of the outstanding units of IrySis from the Sellers (the “Acquisition”). The closing of the Acquisition occurred simultaneously with the execution of the Purchase Agreement. As a result of the Acquisition, IriSys became a wholly owned subsidiary of the Company.This Current Report on Form 8-K/A (this “Amendment”) amends and supplements the Original Report to include the following financial statements and pro forma financial information required by Item 9.01 of Form 8-K that were previously omitted from the Original Report as permitted by Item 9.01(a)(3) and Item 9.01(b)(2) of Form 8-K: (i) the audited financial statements of IriSys and related notes thereto as of and for the years ended December 31, 2020 and 2019, including the related audit report of the independent auditors, PKF San Diego, LLP, which are included in Exhibit 99.1 attached hereto; (ii) the unaudited interim financial statements and related notes thereto of IriSys for the six months ended June 30, 2021 and 2020, which are included in Exhibit 99.2 attached hereto; and (iii) the unaudited pro forma combined financial information of the Company giving effect to the Acquisition (the “pro forma financial information”), which includes the unaudited pro forma combined balance sheet as of June 30, 2021 and related notes thereto, and the unaudited pro forma combined statements of operations and the related notes thereto for the six months ended June 30, 2021 and for the year ended December 31, 2020, which are included in Exhibit 99.3 attached hereto.The pro forma financial information included in this Amendment has been presented for informational purposes only and is not necessarily indicative of the combined financial position or results of operations that would have been realized had the Acquisition occurred as of the dates indicated, nor is it meant to be indicative of any anticipated combined financial position or future results of operations that the Company will achieve after the Acquisition.